THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON NOVEMBER 13, 2003 AND AMENDED ON DECEMBER 12, 2003 PURSUANT TO REQUESTS FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON NOVEMBER 14, 2004.

                               UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM 13F

                            FORM 13F COVER PAGE


Report for the Calendar Quarter ended:  9/30/03

Check here if Amendment [X]; Amendment Number: 5
     This Amendment (check only one.):  [ ] is a restatement.
                                        [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     HBK Investments L.P.
Address:  300 Crescent Court, Suite 700
          Dallas, Texas 75201

Form 13F File Number: 28-6078

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name:     Jon L. Mosle
Title:    General Counsel
Phone:    (214) 758-6107

Signature, Place, and Date of Signing:

/X/ Jon L. Mosle                    Dallas, Texas       NOVEMBER 19, 2004
    General Counsel

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  9

Form 13F Information Table Value Total:  $267,664 (thousands)

List of Other Included Managers:  NONE

FORM 13F INFORMATION TABLE
                                TITLE OF                         VALUE     SHARES/  SH/  PUT/ INVSTMNT  OTHR    VOTING AUTHORITY
NAME OF ISSUER                   CLASS               CUSIP      (X$1000)   PRN AMT  PRN  CLL  DISCRETN  MGRS    SOLE   SHRD  NONE

FIRST DATA CORP                  COM                319963104     28312    708500   SHR        SOLE           708500     0     0
GENERAL MTRS CORP                CL H NEW           370442832     64395   4500000   SHR        SOLE          4500000     0     0
PRICE COMMUNICATIONS CORP        COM NEW            741437305      5332    430000   SHR        SOLE           430000     0     0
ROADWAY CORP                     COM                769742107      1088     22300   SHR        SOLE            22300     0     0
TITAN CORP                       COM                888266103     46352   2224200   SHR        SOLE          2224200     0     0
YELLOW CORP                      COM                985509108      6409    214912   SHR        SOLE           214912     0     0
ADVANCEPCS                       COM                00790K109    112845   2476302   SHR        SOLE          2476302     0     0
MEDIA ARTS GROUP INC             COM                58439C102       535    252300   SHR        SOLE           252300     0     0
TRAVELERS PPTY CAS CORP NEW      CL B               89420G406      2396    150900   SHR        SOLE           150900     0     0


